200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com

KENNETH R. EARLEY

kenneth.earley@dechert.com +1 (617) 728-7139 Direct +1 (617) 275-8374 Fax

November 13, 2009

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-4644

Re:            The Hartford Mutual Funds, Inc. (SEC File Nos. 333-02381 and 811-07589)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus and form of Statement of Additional Information being used in connection with the offering of Class L shares of The Hartford Inflation Plus Fund, an existing series of The Hartford Mutual Funds, Inc. (the “Registrant”), pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify the following on behalf of the Registrant pursuant to Rule 497(j) under the 1933 Act:

1.                                   that the form of prospectus and form of Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained (or incorporated by reference and further supplemented) in Post-Effective Amendment No. 80 to the Registrant’s registration statement on Form N-1A (the “Amendment”) filed on November 10, 2009 with an effective date of November 11, 2009; and

2.                                   that the text of the Amendment was filed electronically with the Securities and Exchange Commission on November 10, 2009 as part of Post-Effective Amendment No. 80 under the 1933 Act to the Registrant’s registration statement on Form N-1A.

No fees are required in connection with this filing. Please feel free to contact the undersigned at 617.728.7139 should you have any questions.

Sincerely,

/s/ Kenneth R. Earley
Kenneth R. Earley
Associate

cc:                                 Alice A. Pellegrino, Senior Counsel and Asst. V.P. of The Hartford

John V. O’Hanlon, Partner, Dechert LLP

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